PIMCO Funds

Supplement Dated December 22, 2014 to the

Tax-Efficient Strategy Funds Prospectus dated July 31, 2014,

as supplemented from time to time (the “Prospectus”)

Disclosure Related to the PIMCO Tax Managed Real Return Fund (the “Fund”)

Effective December 19, 2014, the Fund’s portfolio is jointly managed by Joe Deane and Jeremie Banet. Therefore, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section in the Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is jointly managed by Joe Deane and Jeremie Banet. Mr. Deane is an Executive Vice President of PIMCO, and he has managed the Fund since July 2011. Mr. Banet is an Executive Vice President of PIMCO, and he has managed the Fund since December 2014. Mr. Deane is the lead portfolio manager of the Fund and is responsible for the Fund’s investments in municipal bonds. Mr. Banet is responsible for the Fund’s investments in inflation hedging strategies.

In addition, effective immediately, disclosure concerning the co-portfolio managers of the Fund in the table in the “Management of the Funds—Individual Portfolio Managers” section of the Prospectus is deleted and replaced with the following:

Fund	Portfolio Manager	Since	Recent Professional Experience

PIMCO California

Intermediate Municipal Bond

PIMCO California Municipal Bond

PIMCO High Yield Municipal Bond

PIMCO Municipal Bond

PIMCO National Intermediate Municipal Bond

PIMCO New York Municipal Bond

PIMCO Tax Managed Real Return*

	Joe Deane	7/11 5/12 7/11 7/11 5/12 7/11 7/11

Executive Vice President, PIMCO. Mr. Deane joined PIMCO in 2011 and is the head of the municipal bond portfolio management team. Prior to joining PIMCO, he served as Managing Director, Co-Head of the Tax-Exempt Department for Western Asset Management Company. Previously he was Managing Director, Head of Tax-Exempt Investments for Smith Barney/Citigroup Asset Management from 1993 to 2005.

PIMCO Tax Managed Real Return*	Jeremie Banet	12/14

Executive Vice President, PIMCO. Mr. Banet first joined PIMCO in 2011 and rejoined the firm in 2014. He is a portfolio manager on the real return team. Prior to joining PIMCO, he worked on U.S. inflation trading at Nomura. Previously he was with BNP Paribas, most recently as head of U.S. inflation trading. Mr. Banet holds a Masters in Applied Economics.

*	Mr. Deane is responsible for the Fund’s investments in Municipal Bonds and Mr. Banet is responsible for the Fund’s investments in inflation-indexed bonds.

Investors Should Retain This Supplement for Future Reference

PIMCO_SUPP1_122214

PIMCO Funds

Supplement dated December 22, 2014 to the

Statement of Additional Information dated July 31, 2014,

as supplemented from time to time (the “SAI”)

Disclosure Related to the PIMCO Tax Managed Real Return Fund (the “Fund”)

Effective December 19, 2014, the Fund’s portfolio is jointly managed by Joe Deane and Jeremie Banet. Therefore, effective immediately, corresponding changes are made in the table and accompanying footnotes in the subsection titled “Portfolio Managers—Other Accounts Managed” in the SAI, and the following information is added:

	Total Number of Accounts	Total Assets of All Accounts (in $ millions)	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee (in $ millions)
Banet[4]
Registered Investment Companies	0	0.00	0	0.00
Other Pooled Investment Vehicles	0	0.00	0	0.00
Other Accounts	0	0.00	0	0.00

[4]	Effective December 19, 2014, Mr. Banet co-manages the PIMCO Tax Managed Real Return Fund ($61.7 million). Total assets under management for the Fund is as of March 31, 2014.

In addition, effective immediately, the following sentence is added to the end of the paragraph immediately preceding the above table:

Effective December 19, 2014, the PIMCO Tax Managed Real Return Fund is jointly managed by Joe Deane and Jeremie Banet. Information pertaining to accounts managed by Mr. Banet is as of November 30, 2014.

Additionally, effective immediately, corresponding changes are made in the table in the subsection titled “Portfolio Managers—Securities Ownership” in the SAI, and the following information is added:

Portfolio Manager	Funds Managed by Portfolio Manager	Dollar Range of Shares Owned
Banet[3]	PIMCO Tax Managed Real Return	None

[3]	Effective December 19, 2014, Mr. Banet co-manages the PIMCO Tax Managed Real Return Fund. Information for Mr. Banet pertaining to this Fund is as of November 30, 2014.

Investors Should Retain This Supplement For Future Reference

PIMCO_SUPP2_122214